ACQUISITIONS (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Cash paid on date of acquisition	$ 11,388,000	$ 11,388,000	$ 275,000
Promissory note payable to Metro Medical			1,225,000
Total purchase consideration	$ 17,576,000	$ 17,576,000	$ 1,500,000